Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2017
Africa and Australia [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Carrying value	$ 10.4
Fair value	6.5
Impairment charges	$ 3.9
4.25% Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	4.25%	4.25%
8.0% Convertible Notes [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	8.00%	8.00%